UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05125

Dreyfus Variable Investment Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	3/31/2016

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund - Appreciation Portfolio
March 31, 2016 (Unaudited)

Common Stocks - 99.3%	Shares		Value ($)
Banks - 1.2%
Wells Fargo & Co.	117,250		5,670,210
Capital Goods - 1.3%
United Technologies	63,800		6,386,380
Consumer Durables & Apparel - 3.3%
Christian Dior	52,600		9,540,674
Hermes International	3,177		1,118,698
NIKE, Cl. B	84,140		5,172,086
			15,831,458
Consumer Services - 1.5%
McDonald's	58,900		7,402,552
Diversified Financials - 9.2%
American Express	101,600		6,238,240
BlackRock	29,900		10,183,043
Intercontinental Exchange	19,500		4,585,230
JPMorgan Chase & Co.	209,350		12,397,707
State Street	78,550		4,596,746
Visa, Cl. A	84,900		6,493,152
			44,494,118
Energy - 9.9%
Chevron	149,200		14,233,680
ConocoPhillips	153,550	[a]	6,183,458
Exxon Mobil	224,864		18,796,382
Occidental Petroleum	126,750		8,673,502
			47,887,022
Food & Staples Retailing - 2.1%
Walgreens Boots Alliance	93,100		7,842,744
Whole Foods Market	77,950		2,425,025
			10,267,769
Food, Beverage & Tobacco - 21.1%
Altria Group	271,850		17,034,121
Anheuser-Busch InBev, ADR	35,000		4,363,100
Coca-Cola	412,800		19,149,792
Constellation Brands, Cl. A	16,800		2,538,312
Nestle, ADR	189,150		14,112,482
PepsiCo	102,000		10,452,960

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.3% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 21.1% (continued)
Philip Morris International	350,600		34,397,366
			102,048,133
Health Care Equipment & Services - 1.6%
Abbott Laboratories	186,100		7,784,563
Household & Personal Products - 3.6%
Estee Lauder, Cl. A	120,100		11,326,631
Procter & Gamble	74,000		6,090,940
			17,417,571
Insurance - 2.7%
Chubb	108,500		12,927,775
Materials - 1.9%
Air Products & Chemicals	5,000		720,250
Praxair	74,700		8,549,415
			9,269,665
Media - 7.0%
Comcast, Cl. A	164,400		10,041,552
McGraw-Hill Financial	52,050		5,151,909
Twenty-First Century Fox, Cl. A	258,886		7,217,742
Walt Disney	115,200		11,440,512
			33,851,715
Pharmaceuticals, Biotechnology & Life Sciences - 9.9%
AbbVie	185,100		10,572,912
Celgene	32,000	[b]	3,202,880
Gilead Sciences	56,000		5,144,160
Novartis, ADR	80,150		5,806,066
Novo Nordisk, ADR	231,625		12,551,759
Roche Holding, ADR	347,750		10,649,844
			47,927,621
Retailing - .5%
Target	28,800		2,369,664
Semiconductors & Semiconductor Equipment - 4.0%
ASML Holding	55,050	[a]	5,526,470
Texas Instruments	212,000		12,173,040
Xilinx	30,750		1,458,473
			19,157,983
Software & Services - 10.4%
Alphabet, Cl. C	11,269	[b]	8,394,841
Automatic Data Processing	27,940		2,506,497
Facebook, Cl. A	139,910	[b]	15,963,731
Microsoft	267,810		14,791,146

Common Stocks - 99.3% (continued)	Shares		Value ($)
Software & Services - 10.4% (continued)
Oracle	135,550		5,545,350
VeriSign	35,000	[a,b]	3,098,900
			50,300,465
Technology Hardware & Equipment - 5.6%
Apple	249,350		27,176,656
Transportation - 2.5%
Canadian Pacific Railway	47,150		6,256,334
Union Pacific	70,650		5,620,207
			11,876,541
Total Common Stocks (cost $253,662,127)			480,047,861
Other Investment - .3%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,785,259)	1,785,259	[c]	1,785,259
Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $3,343,666)	3,343,666	[c]	3,343,666
Total Investments (cost $258,791,052)	100.3%		485,176,786
Liabilities, Less Cash and Receivables	(.3%)		(1,609,781)
Net Assets	100.0%		483,567,005
ADR—American Depository Receipt

[a] Security, or portion thereof, on loan. At March 31, 2016, the value of the fund’s securities on loan was $4,031,366 and the value of the collateral held by the fund was $4,157,514, consisting of cash collateral of $3,343,666 and U.S. Government & Agency securities valued at $813,848.
[b] Non-income producing security.
[c] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Food, Beverage & Tobacco	21.1
Software & Services	10.4
Energy	9.9
Pharmaceuticals, Biotechnology & Life Sciences	9.9
Diversified Financials	9.2
Media	7.0
Technology Hardware & Equipment	5.6
Semiconductors & Semiconductor Equipment	4.0
Household & Personal Products	3.6
Consumer Durables & Apparel	3.3
Insurance	2.7
Transportation	2.5
Food & Staples Retailing	2.1
Materials	1.9
Health Care Equipment & Services	1.6
Consumer Services	1.5
Capital Goods	1.3
Banks	1.2
Money Market Investments	1.0
Retailing	.5
100.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund - Appreciation Portfolio
March 31, 2016 (Unaudited)

The following is a summary of the inputs used as of March 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	410,122,434	-	-	410,122,434
Equity Securities—
Foreign Common
Stocks†	69,925,427	-	-	69,925,427
Mutual Funds	5,128,925	-	-	5,128,925

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2016, accumulated net unrealized appreciation on investments was $226,385,734, consisting of $234,149,287 gross unrealized appreciation and $7,763,553 gross unrealized depreciation.

At March 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable - Growth & Income Portfolio
March 31, 2016 (Unaudited)

Common Stocks - 98.7%	Shares		Value ($)
Automobiles & Components - 1.0%
Delphi Automotive	6,295		472,251
Tesla Motors	1,638	[a,b]	376,363
			848,614
Banks - 4.7%
Citigroup	17,358		724,696
JPMorgan Chase & Co.	31,450		1,862,469
PNC Financial Services Group	6,433		544,039
U.S. Bancorp	16,669		676,595
			3,807,799
Capital Goods - 6.1%
Danaher	7,592		720,177
Honeywell International	14,685		1,645,454
Raytheon	12,439		1,525,395
United Technologies	10,140		1,015,014
			4,906,040
Consumer Durables & Apparel - 1.3%
Hanesbrands	18,103	[a]	513,039
NIKE, Cl. B	9,139		561,774
			1,074,813
Consumer Services - 1.9%
Carnival	11,390		601,050
McDonald's	7,514		944,360
			1,545,410
Diversified Financials - 6.9%
BlackRock	1,533		522,094
Capital One Financial	10,827		750,419
Charles Schwab	19,933		558,523
Federated Investors, Cl. B	13,783		397,640
Goldman Sachs Group	5,171		811,744
Intercontinental Exchange	2,343		550,933
Invesco	8,914		274,284
Morgan Stanley	27,133		678,596
Synchrony Financial	16,512	[b]	473,234
Voya Financial	19,419		578,104
			5,595,571

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.7% (continued)	Shares		Value ($)
Energy - 6.6%
California Resources	1		1
EOG Resources	16,967		1,231,465
Occidental Petroleum	28,915		1,978,653
Phillips 66	9,949		861,484
Schlumberger	17,152		1,264,960
			5,336,563
Food & Staples Retailing - .4%
CVS Health	2,722		282,353
Food, Beverage & Tobacco - 8.0%
Coca-Cola	21,591		1,001,606
ConAgra Foods	29,259		1,305,537
Kellogg	5,468		418,575
Molson Coors Brewing, Cl. B	13,968		1,343,442
Mondelez International, Cl. A	15,665		628,480
PepsiCo	17,067		1,749,026
			6,446,666
Health Care Equipment & Services - 5.2%
Boston Scientific	27,724	[b]	521,488
Cardinal Health	4,954		405,980
Centene	6,817	[b]	419,723
DENTSPLY SIRONA	6,578		405,402
Medtronic	12,563		942,225
UnitedHealth Group	11,765		1,516,508
			4,211,326
Household & Personal Products - .9%
Estee Lauder, Cl. A	7,291		687,614
Insurance - 4.6%
Allstate	2,932		197,529
American International Group	12,962		700,596
Chubb	5,922		705,606
FNF Group	5,750		194,925
Hartford Financial Services Group	10,998		506,788
Progressive	12,031		422,769
Prudential Financial	13,612		983,059
			3,711,272
Materials - 4.0%
CF Industries Holdings	14,180		444,401
Dow Chemical	22,128		1,125,430
Mosaic	5,477		147,879
Packaging Corporation of America	4,761		287,564

Common Stocks - 98.7% (continued)	Shares		Value ($)
Materials - 4.0% (continued)
Sherwin-Williams	1,393		396,545
Vulcan Materials	7,565		798,637
			3,200,456
Media - 5.9%
CBS, Cl. B	14,386		792,525
Charter Communications, Cl. A	2,057	[b]	416,399
Cinemark Holdings	5,583		200,039
Comcast, Cl. A	11,530		704,252
Interpublic Group of Cos.	41,338		948,707
Omnicom Group	10,149		844,701
Time Warner	9,399		681,897
Viacom, Cl. B	5,120		211,354
			4,799,874
Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
AbbVie	14,786		844,576
Biogen	2,199	[b]	572,444
BioMarin Pharmaceutical	2,834	[b]	233,748
Bristol-Myers Squibb	15,285		976,406
Eli Lilly & Co.	11,085		798,231
Merck & Co.	13,061		691,058
Pfizer	41,844		1,240,256
Vertex Pharmaceuticals	4,216	[b]	335,130
			5,691,849
Real Estate - 1.2%
Communications Sales & Leasing	27,828	[c]	619,173
Lamar Advertising, Cl. A	5,251		322,936
			942,109
Retailing - 5.8%
Amazon.com	2,208	[b]	1,310,757
Home Depot	8,363		1,115,875
Priceline Group	526	[b]	677,993
Staples	20,528		226,424
The TJX Companies	8,836		692,301
Tiffany & Co.	2,011		147,567
Ulta Salon Cosmetics & Fragrance	2,914	[b]	564,558
			4,735,475
Semiconductors & Semiconductor Equipment - 3.6%
Applied Materials	38,820		822,208
Broadcom	3,925		606,413
Microchip Technology	17,969	[a]	866,106

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.7% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 3.6% (continued)
Texas Instruments	10,488		602,221
			2,896,948
Software & Services - 12.2%
Alphabet, Cl. A	1,363	[b]	1,039,833
Alphabet, Cl. C	1,667	[b]	1,241,832
Citrix Systems	7,000	[b]	550,060
Cognizant Technology Solutions, Cl. A	7,635	[b]	478,715
Facebook, Cl. A	14,042	[b]	1,602,192
Intuit	4,828		502,160
Oracle	43,775		1,790,835
salesforce.com	9,288	[b]	685,733
Splunk	7,132	[b]	348,969
Visa, Cl. A	16,324		1,248,460
Workday, Cl. A	5,493	[a,b]	422,082
			9,910,871
Technology Hardware & Equipment - 6.5%
Apple	29,949		3,264,142
Cisco Systems	69,891		1,989,797
			5,253,939
Telecommunication Services - 2.6%
AT&T	39,930		1,564,058
Vodafone Group, ADR	17,518		561,452
			2,125,510
Transportation - 1.7%
Delta Air Lines	9,822		478,135
Union Pacific	11,129		885,312
			1,363,447
Utilities - .6%
NRG Yield, Cl. C	36,107	[a]	514,164
Total Common Stocks (cost $67,837,616)			79,888,683
Other Investment - 1.8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,483,774)	1,483,775	[d]	1,483,774

Investment of Cash Collateral for Securities Loaned - 2.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $1,748,537)	1,748,537 [d]	1,748,537
Total Investments (cost $71,069,927)	102.7%	83,120,994
Liabilities, Less Cash and Receivables	(2.7%)	(2,152,523)
Net Assets	100.0%	80,968,471
ADR—American Depository Receipt

[a] Security, or portion thereof, on loan. At March 31, 2016, the value of the fund’s securities on loan was $1,769,806 and the value of the collateral held by the fund was $1,811,249, consisting of cash collateral of $1,748,537 and U.S. Government & Agency securities valued at $62,712.
[b] Non-income producing security.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	12.2
Food, Beverage & Tobacco	8.0
Pharmaceuticals, Biotechnology & Life Sciences	7.0
Diversified Financials	6.9
Energy	6.6
Technology Hardware & Equipment	6.5
Capital Goods	6.1
Media	5.9
Retailing	5.8
Health Care Equipment & Services	5.2
Banks	4.7
Insurance	4.6
Materials	4.0
Money Market Investments	4.0
Semiconductors & Semiconductor Equipment	3.6
Telecommunication Services	2.6
Consumer Services	1.9
Transportation	1.7
Consumer Durables & Apparel	1.3
Real Estate	1.2
Automobiles & Components	1.0
Household & Personal Products	.9
Utilities	.6
Food & Staples Retailing	.4
102.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Variable - Growth & Income Portfolio
March 31, 2016 (Unaudited)

The following is a summary of the inputs used as of March 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	78,720,818	-	-	78,720,818
Equity Securities—
Foreign Common
Stocks†	1,167,865	-	-	1,167,865
Mutual Funds	3,232,311	-	-	3,232,311

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2016, accumulated net unrealized appreciation on investments was $12,051,067, consisting of $14,744,585 gross unrealized appreciation and $2,693,518 gross unrealized depreciation.

At March 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable - International Equity Portfolio
March 31, 2016 (Unaudited)

Common Stocks - 97.1%	Shares		Value ($)
Australia - .9%
Dexus Property Group	54,554		332,037
Belgium - 2.3%
Anheuser-Busch InBev	6,566		816,258
China - 2.2%
Baidu, ADR	1,946	[a]	371,452
China Biologic Products	3,701	[a]	423,690
			795,142
France - 2.5%
Air Liquide	3,228		363,238
Vivendi	25,196		529,833
			893,071
Georgia - .6%
TBC Bank, GDR	20,326		213,423
Germany - 13.2%
Bayer	4,736		556,695
Commerzbank	5,861	[a]	50,960
Hella KGaA Hueck & Co.	8,918		378,463
Infineon Technologies	53,172		756,609
LEG Immobilien	14,470	[a]	1,364,162
MTU Aero Engines Holding	3,726		357,375
SAP	7,286		589,473
Telefonica Deutschland Holding	117,450		636,292
			4,690,029
Hong Kong - 3.6%
AIA Group	116,800		661,741
Man Wah Holdings	492,800		623,834
			1,285,575
India - 1.2%
HDFC Bank, ADR	6,830		420,933
Ireland - 1.1%
CRH	14,528		410,221
Italy - 2.5%
Atlantia	32,323		896,339
Japan - 24.9%
Don Quijote Holdings	25,400		882,438

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.1% (continued)	Shares		Value ($)
Japan - 24.9% (continued)
FANUC	2,700		419,472
Japan Airlines	18,636		682,550
Japan Tobacco	27,600		1,150,153
LIXIL Group	12,100		246,741
M3	14,400		362,351
Recruit Holdings	17,135		522,979
Sawai Pharmaceutical	5,000		313,208
Skylark	47,600		628,492
SoftBank Group	8,300		395,733
Sugi Holdings	14,600		770,572
Suntory Beverage & Food	13,500		608,157
TechnoPro Holdings	17,700		525,283
Topcon	53,000		698,849
Toyota Motor	13,000		687,512
			8,894,490
Mexico - .9%
Grupo Financiero Santander Mexico, Cl. B, ADR	36,735		331,717
Netherlands - 8.7%
Intertrust	16,215	[b]	361,641
RELX	36,185		631,830
Unilever	19,682		882,074
Wolters Kluwer	30,669		1,224,233
			3,099,778
Norway - .8%
DNB	24,213		286,324
Philippines - .2%
Energy Development	566,100		72,292
Portugal - 1.0%
Galp Energia	27,661		347,804
Switzerland - 9.1%
Actelion	2,651	[a]	396,182
Credit Suisse Group	46,454	[a]	657,521
Nestle	12,360	[a]	923,578
Novartis	10,362		751,112
Roche Holding	2,053		505,377
			3,233,770
United Kingdom - 21.4%
Associated British Foods	13,313		640,353
Barclays	257,063		553,808
British American Tobacco	10,526		618,323

Common Stocks - 97.1% (continued)	Shares		Value ($)
United Kingdom - 21.4% (continued)
Centrica	192,392		629,185
Diageo	20,844		563,266
Dixons Carphone	80,140		490,674
GlaxoSmithKline	13,845		280,774
Just Eat	80,697	[a]	437,293
Merlin Entertainments	57,375	[b]	381,945
Next	4,674		362,503
Prudential	34,790		650,070
Royal Dutch Shell, Cl. B	18,929		462,174
Vodafone Group	305,735		971,312
Wolseley	10,264		580,672
			7,622,352
Total Common Stocks (cost $32,554,213)			34,641,555
Other Investment - 3.2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,124,487)	1,124,487	[c]	1,124,487
Total Investments (cost $33,678,700)	100.3%		35,766,042
Liabilities, Less Cash and Receivables	(.3%)		(102,703)
Net Assets	100.0%		35,663,339

ADR—American Depository Receipt
GDR—Global Depository Receipt

[a] Non-income producing security.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities were valued at
$743,586 or 2.09% of net assets.
[c] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Consumer Goods	21.1
Consumer Services	20.7
Financial	16.5
Industrial	10.7
Health Care	9.4
Technology	6.3
Telecommunication	5.6
Money Market Investment	3.2
Basic Materials	2.6
Oil & Gas	2.3
Utilities	1.9
100.3

Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Variable - International Equity Portfolio
March 31, 2016 (Unaudited)

The following is a summary of the inputs used as of March 31, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks †	34,641,555			34,641,555
Mutual Funds	1,124,487			1,124,487
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts ††		(407)		(407)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at March 31, 2016:

Forward Foreign
Currency
Exchange	Foreign Currency	Cost/		Unrealized
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Barclays Bank
British Pound,
Expiring
4/1/2016	49,113	70,668	70,539	(129)
Royal Bank of Scotland
Japanese Yen,
Expiring
4/4/2016	4,238,735	37,750	37,663	(87)
4/5/2016	5,026,643	44,786	44,663	(123)

NOTES

Forward Foreign
Currency
Exchange	Foreign Currency	Cost/		Unrealized
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($
Sales:
Barclays Bank
Japanese Yen,
Expiring
4/1/2016	854,573	7,525	7,593	(68)
Gross Unrealized Depreciation				(407)

At March 31, 2016, accumulated net unrealized appreciation on investments was $2,087,342, consisting of $5,329,148 gross unrealized appreciation and $3,241,806 gross unrealized depreciation.

At March 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable - International Value Portfolio
March 31, 2016 (Unaudited)

Common Stocks - 99.0%	Shares		Value ($)
Australia - 4.8%
ASX	6,137		194,899
Commonwealth Bank of Australia	10,349		594,341
LendLease Group	32,543		345,998
Qantas Airways	65,460	[a]	204,225
Woodside Petroleum	20,421		406,369
			1,745,832
Belgium - 1.2%
Anheuser-Busch InBev	3,707		460,839
France - 11.5%
Atos	6,300		513,142
AXA	21,463		505,308
Cap Gemini	3,238		304,268
Carrefour	15,203		418,303
Cie Generale des Etablissements Michelin	3,986		407,894
Dassault Aviation	192		230,395
Eiffage	3,076		236,263
Orange	19,919		348,941
Sanofi	11,316		912,429
Thales	3,558		311,747
			4,188,690
Germany - 10.1%
Allianz	3,453		561,676
Commerzbank	83,098	[a]	722,513
Continental	3,082		701,403
Deutsche Post	12,870		357,626
Evonik Industries	12,937		388,120
Infineon Technologies	32,587		463,696
ProSiebenSat.1 Media	6,391		328,600
Wacker Chemie	1,944		171,082
			3,694,716
Hong Kong - 1.9%
AIA Group	120,600		683,271
Ireland - 1.8%
Bank of Ireland	1,097,952	[a]	318,587

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.0% (continued)	Shares		Value ($)
Ireland - 1.8% (continued)
Smurfit Kappa Group	13,564		349,592
			668,179
Israel - 2.6%
Bezeq The Israeli Telecommunication Corp.	106,324		239,892
Teva Pharmaceutical Industries, ADR	13,619		728,753
			968,645
Italy - 2.2%
Enel	134,001		594,367
Prysmian	8,641		195,767
			790,134
Japan - 22.9%
Aisin Seiki	8,100		305,158
Astellas Pharma	18,100		240,674
Chubu Electric Power	26,800		374,217
East Japan Railway	2,490		214,895
Fujitsu	81,000		299,832
Japan Airlines	8,800		322,303
KDDI	23,800		635,682
Mitsubishi Electric	44,000		461,131
Mizuho Financial Group	282,400		421,800
Murata Manufacturing	4,700		566,698
Nintendo	3,900		554,445
Nippon Shokubai	3,100		157,830
Nitto Denko	3,600		200,144
Panasonic	73,100		671,277
Secom	3,600		267,605
Seven & I Holdings	17,000		723,835
Shionogi & Co.	7,200		338,872
Sony	29,300		753,165
Sumitomo Mitsui Financial Group	23,200		703,349
Tosoh	38,000		159,705
			8,372,617
Luxembourg - 1.1%
APERAM	10,381		396,430
Netherlands - 3.1%
Airbus Group	5,254		348,848
Heineken	4,775		432,777
NXP Semiconductors	4,255	[a]	344,953
			1,126,578

Common Stocks - 99.0% (continued)	Shares		Value ($)
Portugal - .8%
Galp Energia	22,994		289,122
Singapore - .5%
Singapore Exchange	29,100		171,640
Spain - 3.5%
ACS Actividades de Construccion y Servicios	12,256		365,249
Banco Bilbao Vizcaya Argentaria	109,935		730,807
Distribuidora Internacional de Alimentacion	32,875	[a]	170,807
			1,266,863
Sweden - 2.5%
Boliden	9,579		153,273
SKF, Cl. B	20,265		365,947
Svenska Cellulosa, Cl. B	12,993		406,039
			925,259
Switzerland - 7.0%
Actelion	2,173	[a]	324,747
Adecco	6,021	[a]	392,300
Credit Suisse Group	27,814	[a]	393,686
Julius Baer Group	8,173	[a]	351,043
Novartis	11,345		822,367
Swiss Life Holding	985	[a]	261,936
			2,546,079
United Kingdom - 20.8%
AstraZeneca	15,631		876,109
Aviva	55,552		363,905
BAE Systems	38,508		281,512
Imperial Brands	8,551		474,428
Legal & General Group	57,602		194,582
Marks & Spencer Group	75,119		438,246
National Grid	27,920		395,867
Petrofac	10,198		134,897
Prudential	24,306		454,171
RELX	32,003		558,808
Royal Dutch Shell, Cl. B	32,941		804,287
Sky	31,742		466,834
Unilever	23,111		1,046,411
Whitbread	4,554		259,010
Wolseley	6,664		377,007
WPP	20,527		479,669
			7,605,743

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.0% (continued)	Shares	Value ($)
United States - .7%
iShares MSCI EAFE ETF	4,695	268,366
Total Common Stocks (cost $38,850,104)		36,169,003
Other Investment - .4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $136,765)	136,765 [b]	136,765
Total Investments (cost $38,986,869)	99.4%	36,305,768
Cash and Receivables (Net)	.6%	225,640
Net Assets	100.0%	36,531,408

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a]	Non-income producing security.
[b]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Financials	21.8
Consumer Discretionary	14.7
Industrials	13.5
Health Care	11.6
Consumer Staples	11.3
Information Technology	8.4
Materials	5.4
Energy	4.5
Utilities	3.7
Telecommunication Services	3.4
Exchange-Traded Funds	.7
Money Market Investment	.4
99.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Variable - International Value Portfolio
March 31, 2016 (Unaudited)

The following is a summary of the inputs used as of March 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign Common
Stocks†	35,900,637	-	-	35,900,637
Exchange-Traded Funds	268,366	-	-	268,366
Mutual Funds	136,765	-	-	136,765

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At March 31, 2016, accumulated net unrealized depreciation on investments was $2,681,101, consisting of $1,121,651 gross unrealized appreciation and $3,802,752 gross unrealized depreciation.

At March 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Money Market Portfolio
March 31, 2016 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit - 14.0%	Amount ($)		Value ($)
Citibank N.A.
0.58%, 4/21/16	5,000,000		5,000,000
HSBC Bank USA (Yankee)
0.62%, 4/1/16	5,000,000	[a]	5,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.37%, 4/6/16	6,000,000	[b]	6,000,000
Wells Fargo Bank, NA
0.46%, 4/14/16	7,000,000		7,000,000
Total Negotiable Bank Certificates of Deposit
(cost $23,000,000)			23,000,000
Commercial Paper - 3.0%
National Australia Bank
0.70%, 4/15/16
(cost $4,998,639)	5,000,000	[b]	4,998,639
Time Deposits - 29.3%
Australia and New Zealand Banking Group Ltd. (Grand
Cayman)
0.24%, 4/1/16	8,000,000		8,000,000
Canadian Imperial Bank of Commerce (Grand Cayman)
0.23%, 4/1/16	8,000,000		8,000,000
Lloyds Bank (London)
0.26%, 4/1/16	8,000,000		8,000,000
Royal Bank of Canada (Toronto)
0.23%, 4/1/16	8,000,000		8,000,000
Skandinaviska Enskilda Banken NY (Grand Cayman)
0.25%, 4/1/16	8,000,000		8,000,000
Svenska Handelsbanken (Grand Cayman)
0.23%, 4/1/16	8,000,000		8,000,000
Total Time Deposits
(cost $48,000,000)			48,000,000
U.S. Government Agency - 29.2%
Federal Home Loan Bank
0.37% - 0.51%, 6/1/16 - 8/17/16	42,930,000		42,873,446
Federal Home Loan Bank
0.62%, 5/22/16	5,000,000	[a]	5,000,000
Total U.S. Government Agency
(cost $47,873,446)			47,873,446
U.S. Treasury Notes - 20.8%
0.24% - 0.45%, 5/15/16 - 10/15/16
(cost $34,013,926)	34,000,000		34,013,926

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Repurchase Agreement - 3.1%
Credit Agricole CIB
0.28%, dated 3/31/16, due 4/1/16 in the amount of
$5,000,039 (fully collateralized by $2,112,304 U.S.
Treasury Bonds, 2.50%-3%, due 11/15/45-2/15/46,
value $2,181,311, $1,579,705 U.S. Treasury Notes,
1.50%-1.63%, due 6/30/20-3/31/23, value
$1,605,888 and $2,805,970 U.S. Treasury Strips, due
2/15/44, value $1,312,801)
(cost $5,000,000)	5,000,000	5,000,000

Total Investments (cost $162,886,011)	99.4%	162,886,011
Cash and Receivables (Net)	.6%	1,013,431
Net Assets	100.0%	163,899,442

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to
$10,998,639 or 6.71% of net assets.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Money Market Portfolio
March 31, 2016 (Unaudited)

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	162,886,011
Level 3 - Significant Unobservable Inputs	-
Total	162,886,011

† See Statement of Investments for additional detailed categorizations.

The following is a summary of the inputs used as of March 31, 2016 in valuing the fund’s investments:

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s

NOTES

agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio
March 31, 2016 (Unaudited)

Common Stocks - 98.3%	Shares		Value ($)
Banks - 15.9%
Ameris Bancorp	66,609		1,970,294
Columbia Banking System	80,460		2,407,363
FCB Financial Holdings, Cl. A	99,441	[a]	3,307,408
First Busey	31,906		653,435
First Interstate BancSystem, Cl. A	73,780		2,075,431
Pinnacle Financial Partners	47,767		2,343,449
Simmons First National, Cl. A	21,210		955,935
South State	39,034		2,507,154
SVB Financial Group	52,292	[a]	5,336,399
Talmer Bancorp, Cl. A	212,310		3,840,688
			25,397,556
Capital Goods - 6.6%
Altra Industrial Motion	29,312		814,287
CLARCOR	30,110		1,740,057
Encore Wire	41,661		1,621,863
Simpson Manufacturing	90,331		3,447,934
TASER International	42,529	[a]	834,844
Thermon Group Holdings	118,714	[a]	2,084,618
			10,543,603
Commercial & Professional Services - 9.4%
Herman Miller	50,199		1,550,647
HNI	29,932		1,172,436
Huron Consulting Group	13,166	[a]	766,130
Interface	183,061		3,393,951
Knoll	27,618		597,930
Korn/Ferry International	75,419		2,133,604
Steelcase, Cl. A	115,143		1,717,934
TrueBlue	141,404	[a]	3,697,715
			15,030,347
Consumer Durables & Apparel - 1.6%
WCI Communities	137,725	[a]	2,558,930
Consumer Services - 1.9%
Fogo De Chao	28,953		451,956
Houghton Mifflin Harcourt	72,267	[a]	1,441,004

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.3% (continued)	Shares		Value ($)
Consumer Services - 1.9% (continued)
Potbelly	79,733	[a]	1,085,166
			2,978,126
Diversified Financials - 5.1%
FNFV Group	130,996	[a]	1,421,307
Investment Technology Group	9,994		220,867
Raymond James Financial	53,547		2,549,373
SLM	624,960	[a]	3,974,746
			8,166,293
Health Care Equipment & Services - .6%
Brookdale Senior Living	63,763	[a]	1,012,556
Insurance - 2.0%
Primerica	71,402	[b]	3,179,531
Materials - 7.1%
Methanex	122,488		3,934,315
New Gold	959,484	[a]	3,578,875
OMNOVA Solutions	233,158	[a]	1,296,358
Yamana Gold	834,345		2,536,409
			11,345,957
Media - 5.1%
Media General	81,290	[a]	1,325,840
Nexstar Broadcasting Group, Cl. A	64,183	[b]	2,841,381
Sinclair Broadcast Group, Cl. A	127,102		3,908,386
			8,075,607
Pharmaceuticals, Biotechnology & Life Sciences - 11.4%
Emergent BioSolutions	52,956	[a]	1,924,951
Flamel Technologies, ADR	321,752	[a]	3,552,142
Flexion Therapeutics	32,998	[a]	303,582
GW Pharmaceuticals, ADR	56,073	[a,b]	4,045,667
Revance Therapeutics	133,979	[a,b]	2,339,273
Sangamo BioSciences	174,749	[a,b]	1,057,231
TherapeuticsMD	772,830	[a,b]	4,946,112
			18,168,958
Retailing - 2.4%
Lithia Motors, Cl. A	33,325		2,910,272
Vitamin Shoppe	28,735	[a,b]	889,636
			3,799,908
Semiconductors & Semiconductor Equipment - 6.6%
Applied Micro Circuits	377,913	[a]	2,441,318
Mellanox Technologies	64,788	[a]	3,519,932
Microsemi	33,289	[a]	1,275,302

Common Stocks - 98.3% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 6.6% (continued)
Veeco Instruments	170,810	[a]	3,327,379
			10,563,931
Software & Services - 7.2%
CommVault Systems	102,006	[a]	4,403,599
CoreLogic	114,723	[a]	3,980,888
Infoblox	178,864	[a]	3,058,574
			11,443,061
Technology Hardware & Equipment - 12.2%
Ciena	178,948	[a]	3,403,591
Keysight Technologies	33,358	[a]	925,351
Lumentum Holdings	59,644	[a]	1,608,599
Methode Electronics	87,621		2,562,038
ScanSource	74,828	[a]	3,021,555
Sierra Wireless	114,860	[a,b]	1,670,064
Tech Data	10,777	[a,b]	827,350
Universal Display	62,718	[a]	3,393,044
Viavi Solutions	303,935	[a]	2,084,994
			19,496,586
Transportation - 3.2%
ArcBest	45,316		978,372
Knight Transportation	114,062		2,982,721
Werner Enterprises	43,200	[b]	1,173,312
			5,134,405
Total Common Stocks (cost $146,706,408)			156,895,355
Other Investment - 2.7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $4,295,780)	4,295,780	[c]	4,295,780
Investment of Cash Collateral for Securities Loaned - 10.2%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $16,335,472)	16,335,472	[c]	16,335,472
Total Investments (cost $167,337,660)	111.2%		177,526,607
Liabilities, Less Cash and Receivables	(11.2%)		(17,829,560)
Net Assets	100.0%		159,697,047
ADR—American Depository Receipt

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At March 31, 2016, the value of the fund’s securities on loan was $17,273,290 and the value of the collateral held by the fund was $17,735,088, consisting of cash collateral of $16,335,472 and U.S. Government & Agency securities valued at $1,399,616.
[c] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Banks	15.9
Money Market Investments	12.9
Technology Hardware & Equipment	12.2
Pharmaceuticals, Biotechnology & Life Sciences	11.4
Commercial & Professional Services	9.4
Software & Services	7.2
Materials	7.1
Capital Goods	6.6
Semiconductors & Semiconductor Equipment	6.6
Diversified Financials	5.1
Media	5.1
Transportation	3.2
Retailing	2.4
Insurance	2.0
Consumer Services	1.9
Consumer Durables & Apparel	1.6
Health Care Equipment & Services	.6
111.2

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio
March 31, 2016 (Unaudited)

The following is a summary of the inputs used as of March 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	137,577,883	-	-	137,577,883
Equity Securities—
Foreign Common
Stocks†	19,317,472	-	-	19,317,472
Mutual Funds	20,631,252	-	-	20,631,252

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the "Service") approved by the Board Members ("Board"). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2016, accumulated net unrealized appreciation on investments was $10,188,947, consisting of $19,541,297 gross unrealized appreciation and $9,352,350 gross unrealized depreciation.

At March 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio
March 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 102.9%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables - 5.2%
AmeriCredit Automobile Receivables Trust,
Ser. 2011-5, Cl. D	5.05	12/8/17	440,027		441,610
AmeriCredit Automobile Receivables Trust,
Ser. 2012-4, Cl. D	2.68	10/9/18	245,000		246,288
AmeriCredit Automobile Receivables Trust,
Ser. 2012-5, Cl. D	2.35	12/10/18	155,000		155,866
AmeriCredit Automobile Receivables Trust,
Ser. 2013-1, Cl. D	2.09	2/8/19	305,000		305,284
AmeriCredit Automobile Receivables Trust,
Ser. 2014-1, Cl. D	2.54	6/8/20	275,000		273,169
Capital Auto Receivables Asset Trust,
Ser. 2013-1, Cl. D	2.19	9/20/21	160,000		159,254
Santander Drive Auto Receivables Trust,
Ser. 2011-4, Cl. D	4.74	9/15/17	166,335		166,945
Santander Drive Auto Receivables Trust,
Ser. 2012-5, Cl. C	2.70	8/15/18	232,259		233,131
Santander Drive Auto Receivables Trust,
Ser. 2012-6, Cl. D	2.52	9/17/18	285,000		286,942
Santander Drive Auto Receivables Trust,
Ser. 2013-1, Cl. D	2.27	1/15/19	210,000		209,873
Santander Drive Auto Receivables Trust,
Ser. 2013-2, Cl. D	2.57	3/15/19	510,000		513,565
					2,991,927
Asset-Backed Ctfs./Home Equity Loans - .2%
First NLC Trust,
Ser. 2005-2, Cl. M1	0.92	9/25/35	110,957	[a]	108,945
Commercial Mortgage Pass-Through Ctfs. - 1.0%
Citigroup Commercial Mortgage Trust,
Ser. 2007-C6, Cl. A4	5.70	12/10/49	200,000	[a]	206,235
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. AM	4.20	3/10/47	70,000		75,024
Commercial Mortgage Trust,
Ser. 2015-LC19, Cl. AM	3.53	2/10/48	170,000		176,459
Houston Galleria Mall Trust,
Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/37	100,000	[b]	100,543
					558,261
Consumer Discretionary - 1.8%
21st Century Fox America,
Gtd. Notes	4.00	10/1/23	90,000		97,103
Comcast,
Gtd. Notes	3.15	3/1/26	155,000		161,581
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	205,000	[b]	219,767
Sky,
Gtd. Notes	3.75	9/16/24	345,000	[b]	356,684
Time Warner,
Gtd. Debs.	5.35	12/15/43	210,000		224,309
					1,059,444

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 102.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Staples - 1.5%
Kraft Heinz Foods,
Gtd. Notes	3.95	7/15/25	155,000	[b]	165,240
Newell Rubbermaid,
Sr. Unscd. Notes	4.20	4/1/26	95,000		99,573
Reynolds American,
Gtd. Notes	4.85	9/15/23	310,000		350,758
Wm. Wrigley Jr.,
Sr. Unscd. Notes	3.38	10/21/20	235,000	[b]	244,974
					860,545
Energy - 4.4%
Carrizo Oil & Gas,
Gtd. Notes	7.50	9/15/20	165,000	[c]	154,687
Columbia Pipeline Group,
Gtd. Notes	4.50	6/1/25	195,000	[b]	193,982
ConocoPhillips,
Gtd. Notes	4.95	3/15/26	200,000		209,191
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	125,000		113,897
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	270,000		208,887
Ensco,
Sr. Unscd. Notes	4.50	10/1/24	395,000		219,719
Freeport-McMoran Oil & Gas,
Gtd. Notes	6.88	2/15/23	185,000		142,450
Kinder Morgan,
Gtd. Notes	7.75	1/15/32	235,000		246,373
Marathon Petroleum,
Sr. Unscd. Notes	3.63	9/15/24	355,000		325,198
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	295,000		297,316
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	80,000		80,360
Spectra Energy Partners,
Sr. Unscd. Notes	4.75	3/15/24	70,000		75,531
Unit,
Gtd. Notes	6.63	5/15/21	65,000		32,987
Whiting Petroleum,
Gtd. Notes	5.75	3/15/21	155,000		103,850
Williams Partners,
Sr. Unscd. Notes	4.50	11/15/23	130,000		110,613
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	65,000		53,824
					2,568,865
Financials - 10.5%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	230,000	[b]	233,388
American Express Credit,
Sr. Unscd. Notes, Ser. F	2.60	9/14/20	135,000		138,361
Bank of America,
Sr. Unscd. Notes	1.66	1/15/19	400,000	[a]	398,190
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	40,000		44,991
Bank of America,
Sr. Unscd. Notes	4.00	4/1/24	225,000		236,419
Citigroup,
Sr. Unscd. Notes	4.65	7/30/45	185,000		194,527

	Coupon	Maturity	Principal
Bonds and Notes - 102.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financials - 10.5% (continued)
Citigroup,
Sub. Notes	5.50	9/13/25	185,000		202,824
DDR,
Sr. Unscd. Notes	4.75	4/15/18	340,000		353,644
Denali Borrower,
Sr. Scd. Notes	5.63	10/15/20	170,000	[b]	179,754
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	274,000		293,372
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	120,000	[b]	128,243
ERAC USA Finance,
Gtd. Notes	3.85	11/15/24	60,000	[b]	62,836
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.46	3/12/19	315,000	[a]	307,391
Goldman Sachs Group,
Sr. Unscd. Notes	1.72	11/15/18	385,000	[a]	385,109
Goldman Sachs Group,
Sr. Unscd. Notes	2.75	9/15/20	105,000		106,635
Goldman Sachs Group,
Sr. Unscd. Notes	2.24	11/29/23	230,000	[a]	229,554
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.35	8/15/21	150,000		164,025
JPMorgan Chase & Co.,
Sub. Notes	4.25	10/1/27	205,000		213,712
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	100,000		114,258
Morgan Stanley,
Sr. Unscd. Notes	3.75	2/25/23	65,000		67,830
Pacific LifeCorp,
Sr. Unscd. Notes	5.13	1/30/43	360,000	[b]	382,689
Prudential Financial,
Jr. Sub. Notes	5.88	9/15/42	240,000	[a,c]	251,100
Regency Centers,
Gtd. Notes	5.88	6/15/17	96,000		100,669
Royal Bank of Scotland,
Sub. Notes	9.50	3/16/22	445,000	[a]	471,542
Synchrony Financial,
Sr. Unscd. Notes	3.75	8/15/21	160,000		164,437
UBS Group Funding,
Gtd. Notes	4.13	9/24/25	200,000	[b]	200,675
Volkswagen Group of America Finance,
Gtd. Notes	1.25	5/23/17	200,000	[b]	198,659
Wells Fargo & Co.,
Sub. Notes	4.30	7/22/27	230,000		244,369
					6,069,203
Foreign/Governmental - 1.4%
Comision Federal de Electricidad,
Sr. Unscd. Notes	4.88	1/15/24	310,000	[b]	320,075
Mexican Government,
Sr. Unscd. Notes	4.75	3/8/44	200,000		200,000
Petroleos Mexicanos,
Gtd. Notes	5.50	1/21/21	140,000		145,512
Uruguayan Government,
Sr. Unscd. Notes	4.50	8/14/24	55,000	[c]	58,575
Uruguayan Government,
Sr. Unscd. Notes	4.38	10/27/27	95,000		97,850
					822,012

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 102.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Health Care - 2.3%
AmerisourceBergen,
Sr. Unscd. Notes	3.25	3/1/25	95,000		96,515
Anthem,
Sr. Unscd. Notes	2.30	7/15/18	300,000		303,581
Celgene,
Sr. Unscsd. Notes	3.55	8/15/22	155,000		162,745
Gilead Sciences,
Sr. Unscd. Notes	3.65	3/1/26	155,000		164,910
Gilead Sciences,
Sr. Unscd. Notes	4.75	3/1/46	200,000		219,457
Medtronic,
Gtd. Notes	4.63	3/15/45	195,000		218,793
Zimmer Holdings,
Sr. Unscd. Notes	3.55	4/1/25	160,000		161,965
					1,327,966
Industrials - .8%
General Electric,
Sr. Unscd. Notes	1.13	1/14/19	360,000	[a]	359,021
Waste Management,
Gtd. Notes	6.10	3/15/18	105,000		114,748
					473,769
Information Technology - .3%
Hewlett Packard Enterprise,
Sr. Unscd. Notes	4.40	10/15/22	175,000	[b]	183,090
Materials - 1.2%
Dow Chemical,
Sr. Unscd. Bonds	3.50	10/1/24	195,000	[c]	200,956
Glencore Funding,
Gtd. Notes	4.63	4/29/24	165,000	[b]	137,404
LYB International Finance,
Gtd. Bonds	4.00	7/15/23	120,000		126,096
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	235,000		245,992
					710,448
Municipal Bonds - 1.8%
California,
GO (Build America Bonds)	7.30	10/1/39	340,000		498,828
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	4.45	6/15/20	305,000		314,065
New York City,
GO (Build America Bonds)	5.99	12/1/36	200,000		256,416
					1,069,309
Telecommunications - 1.2%
AT&T,
Sr. Unscd. Notes	1.55	11/27/18	310,000	[a]	308,332

Rogers Communications,
Gtd. Notes	4.10	10/1/23	185,000		199,651
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	160,000		184,964
					692,947

	Coupon	Maturity	Principal
Bonds and Notes - 102.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies/Mortgage-Backed -	29.7%
federal home loan mortgage corp.
4.00%			2,135,000	[d,e]	2,278,779
3.50%, 8/1/45			247,253	[d]	259,906
5.50%, 5/1/40			9,116	[d]	10,127
federal national mortgage association
4.50%			300,000	[d,e]	326,484
2.95%, 3/1/26			175,000	[d]	183,187
2.96%, 10/1/25			310,000	[d]	324,791
2.98%, 1/1/26			199,469	[d]	209,321
3.00%, 12/1/25-7/1/43			2,598,462	[d]	2,714,449
3.03%, 12/1/25			169,362	[d]	178,405
3.23%, 1/1/26			199,486	[d]	212,973
3.50%, 5/1/30-11/1/45			4,264,719	[d]	4,494,065
4.50%, 10/1/40			1,843,225	[d]	2,009,091
5.00%, 3/1/21-10/1/33			930,897	[d]	1,028,136
5.50%, 2/1/34-7/1/40			222,024	[d]	251,587
7.00%, 6/1/29-9/1/29			19,331	[d]	20,517
Government National Mortgage Association I
5.50%, 4/15/33			372,178		425,653
Government National Mortgage Association II
3.00%, 10/20/45-11/20/45			2,148,837		2,229,537
7.00%, 9/20/28-7/20/29			4,674		5,611
					17,162,619
U.S. Government Securities - 37.2%
U.S. Treasury Bonds	2.50	2/15/46	3,165,000	[c]	3,086,122
U.S. Treasury Notes	1.00	12/31/17	3,000,000		3,014,532
U.S. Treasury Notes	0.75	1/31/18	4,400,000		4,401,720
U.S. Treasury Notes	0.75	2/15/19	1,680,000	[c]	1,675,078
U.S. Treasury Notes	1.38	1/31/21	7,175,000	[c]	7,226,854
U.S. Treasury Notes	1.75	1/31/23	365,000		370,061
U.S. Treasury Notes	1.63	2/15/26	1,270,000	[c]	1,251,595
United States Treasury Inflation Indexed
Bonds	1.38	2/15/44	426,930	[f]	478,965
					21,504,927
Utilities - 2.4%
Calpine,
Sr. Unscd. Notes	5.75	1/15/25	80,000	[c]	77,100
Consolidated Edison Company of New
York,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	400,000		410,700
Dominion Resources,
Sr. Unscd. Notes	3.90	10/1/25	115,000		118,505
Enel Finance International,
Gtd. Notes	6.00	10/7/39	160,000	[b]	188,422
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	185,000		191,643
Kentucky Utilities,
First Mortgage Bonds	4.38	10/1/45	80,000		85,640
Louisville Gas & Electric,
First Mortgage Bonds	4.38	10/1/45	90,000		98,404
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	150,000		201,149
					1,371,563
Total Bonds and Notes
(cost $59,044,658)					59,535,840

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Face Amount
		Covered by
Options Purchased - .0%		Contracts		Value ($)
Call Options - .0%
Norwegian Krone,
June 2016 @ NOK 9.3		155,000		2,031
Put Options - .0%
New Zealand Dollar,
June 2016 @ NZD 1.15		230,000		967
Total Options Purchased
(cost $4,282)				2,998
Short-Term Investments - .0%
U.S. Treasury Bill
(cost $24,960)	0.35 9/15/16	25,000	[g]	24,963
Other Investment - 3.1%		Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money
Market Fund
(cost $1,791,370)		1,791,370	[h]	1,791,370
Investment of Cash Collateral for Securities
Loaned - 3.1%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $1,761,893)		1,761,893	[h]	1,761,893
Total Investments (cost $62,627,163)		109.1%		63,117,064
Liabilities, Less Cash and Receivables		(9.1%)		(5,280,135)
Net Assets		100.0%		57,836,929

GO—General Obligation
NOK—Norwegian Krone
NZD—New Zealand Dollar
REIT—Real Estate Investment Trust

a	Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities were valued at $3,496,425 or 6.05% of net assets.

c

Security, or portion thereof, on loan. At March 31, 2016, the value of the fund’s securities on loan was $8,913,985 and the value of the collateral held by the fund was $9,145,441, consisting of cash collateral of $1,761,893 and U.S. Government & Agency securities valued at $7,383,548.

d

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e	Purchased on a forward commitment basis.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
g	Held by or on behalf of a counterparty for open financial futures contracts.
h	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
U.S. Government and Agencies/Mortgage-Backed	66.9
Corporate Bonds	26.4
Short-Term/Money Market Investments	6.2
Asset-Backed	5.4
Municipal Bonds	1.8
Foreign/Governmental	1.4
Commercial Mortgage-Backed	1.0
Options Purchased	.0
109.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio
March 31, 2016 (Unaudited)

The following is a summary of the inputs used as of March 31, 2016 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	3,100,872	-	3,100,872
Commercial
Mortgage-Backed	-	558,261	-	558,261
Corporate Bonds†	-	15,317,840	-	15,317,840
Foreign Government	-	822,012	-	822,012
Municipal Bonds†	-	1,069,309	-	1,069,309
Mutual Funds	3,553,263	-	-	3,553,263
U.S. Government Agencies/
Mortgage-Backed	-	17,162,619	-	17,162,619
U.S. Treasury	-	21,529,890	-	21,529,890
Other Financial Instruments:
Financial Futures††	6,535	-	-	6,535
Forward Foreign Currency
Exchange Contracts††	-	21,188	-	21,188
Options Purchased	-	2,998	-	2,998
Swaps††	-	84,893	-	84,893
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	(39,791)	-	(39,791)
Options Written	-	(5,072)	-	(5,072)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Variable Investment Fund, Quality Bond Portfolio
March 31, 2016 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation at
	Contracts	Contracts ($)	Expiration	03/31/2016	($)

Financial Futures Long
U.S. Treasury 2 Year Notes	15	3,281,250	June 2016	6,535
Gross Unrealized Appreciation				6,535

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
Dreyfus Variable Investment Fund, Quality Bond Portfolio
March 31, 2016 (Unaudited)

	Face Amount Covered
		by Contracts ($)[a]	Value ($)
Call Options:
Brazilian Real
June 2016 @ BRL 4.25		85,000	(539)
New Zealand Dollar
June 2016 @ NZD 1.18	AUD	230,000	(347)
Norwegian Krone
June 2016 @ NOK 9.65	EUR	155,000	(1,887)
South African Rand
June 2016 @ ZAR 17.5		85,000	(437)
Put Options:
New Zealand Dollar
June 2016 @ NZD 1.08	AUD	230,000	(1,277)
Norwegian Krone
June 2016 @ NOK 9	EUR	155,000	(585)
Total Options Written
(premiums received $7,885)			(5,072)

[a] Face amount denominated in U.S. Dollars unless otherwise indicated.
AUD—Australian Dollar
EUR—Euro

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board").. Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an

NOTES

investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on

NOTES

these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at March 31, 2016:

Forward Foreign
Currency			Unrealized
Exchange	Foreign Currency	Cost/	Appreciation
Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation)($)

Purchases:
Citigroup

Indonesian
Rupiah,
Expiring
6/15/2016	2,339,850,000	175,073	174,258	(815)
Goldman Sachs International
Norwegian Krone,
Expiring
4/28/2016	2,995,000	353,277	361,903	8,626
HSBC
Mexican New
Peso,
Expiring
6/15/2016	1,585,000	89,981	91,102	1,121
JP Morgan Chase Bank
Russian Ruble,
Expiring
6/15/2016	6,010,000	86,637	87,656	1,019
Turkish Lira,
Expiring
6/15/2016	270,000	91,723	93,846	2,123
UBS

Swedish Krona,
Expiring
4/28/2016

1,480,000

179,081

182,485

3,404

Sales:
Bank of America

Swiss Franc,
Expiring
4/28/2016	175,000	180,079	182,227	(2,148)
Thai Baht,
Expiring
6/15/2016	12,780,000	365,917	362,625	3,292
Citigroup

Malaysian
Ringgit,
Expiring
6/15/2016

370,000

92,085

94,251

(2,166)

NOTES

Forward Foreign
Currency				Unrealized
Exchange Foreign Currency		Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation)($)
Sales: (continued)
Citigroup (continued)
South Korean
Won,
Expiring
6/15/2016	104,145,000	89,654	90,885	(1,231)
HSBC
New Zealand
Dollar,
Expiring
4/28/2016	130,000	87,553	89,722	(2,169)
JP Morgan Chase Bank
Canadian Dollar,
Expiring
4/28/2016	120,000	91,016	92,400	(1,384)
Euro,
Expiring
4/28/2016	389,000	436,030	443,016	(6,986)
Hong Kong Dollar
Expiring
1/19/2017	1,385,000	176,198	178,573	(2,375)
Japanese Yen,
Expiring
4/28/2016	21,130,000	189,512	187,909	1,603
Peruvian New Sol,
Expiring
10/21/2016	1,275,000	366,075	374,956	(8,881)
Singapore Dollar,
Expiring
4/28/2016	120,000	87,651	89,020	(1,369)
South African
Rand,
Expiring
6/15/2016	1,464,000	93,093	97,640	(4,547)
Taiwan Dollar,
Expiring
6/15/2016	14,720,000	452,033	457,753	(5,720)
Gross Unrealized Appreciation				21,188
Gross Unrealized Depreciation				(39,791)

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called

NOTES

duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open interest rate swaps entered into by the fund at March 31, 2016:

OTC Interest Rate Swaps

Notional	Currency/		(Pay) Receive		Unrealized
Amount ($)	Floating Rate	Counterparty	Fixed Rate (%)	Expiration	Appreciation ($)

NOTES

OTC Interest Rate Swaps

Notional	Currency/		(Pay) Receive		Unrealized
Amount ($)	Floating Rate	Counterparty	Fixed Rate (%)	Expiration	Appreciation ($)
	USD - 1 YEAR
	US CPI Urban
	Consumers
5,340,000	NSA Deutsche Bank		0.34	10/1/2016	30,730
	USD - 1 YEAR
	US CPI Urban
	Consumers
10,600,000	NSA Deutsche Bank		0.41	10/2/2016	54,163

Gross Unrealized Appreciation					84,893

CPI—Consumer Price Index
NSA—Not Seasonally Adjusted
USD—United States Dollar

At March 31, 2016, accumulated net unrealized depreciation on investments was $492,714, consisting of $1,132,510 gross unrealized appreciation and $639,796 gross unrealized depreciation.

At March 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 19, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)